INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED DECEMBER 11, 2018 TO THE PROSPECTUS DATED

SEPTEMBER 28, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2018 High Yield Corporate Bond ETF

Invesco BulletShares 2019 High Yield Corporate Bond ETF

Invesco BulletShares 2020 High Yield Corporate Bond ETF

Invesco BulletShares 2021 High Yield Corporate Bond ETF

Invesco BulletShares 2022 High Yield Corporate Bond ETF

Invesco BulletShares 2023 High Yield Corporate Bond ETF

Invesco BulletShares 2024 High Yield Corporate Bond ETF

Invesco BulletShares 2025 High Yield Corporate Bond ETF

Effective immediately, the third paragraph in the section titled “Additional Information About the Funds’ Strategies and Risks—Principal Investment Strategies—Nasdaq BulletShares® USD High Yield Corporate Bond 2018 Index, Nasdaq BulletShares® USD High Yield Corporate Bond 2019 Index, Nasdaq BulletShares® USD High Yield Corporate Bond 2020 Index, Nasdaq BulletShares® USD High Yield Corporate Bond 2021 Index, Nasdaq BulletShares® USD High Yield Corporate Bond 2022 Index, Nasdaq BulletShares® USD High Yield Corporate Bond 2023 Index, Nasdaq BulletShares® USD High Yield Corporate Bond 2024 Index and Nasdaq BulletShares® USD High Yield Corporate Bond 2025 Index (each, a “High Yield Index”)” on page 94 is replaced with the following:

To be eligible for inclusion in the Underlying Index, bonds must (i) pay a fixed amount of taxable interest; (ii) have a maximum credit rating of BB+ from S&P or Fitch, or a maximum rating of Ba1 from Moody’s; and (iii) have at least $200 million in face value outstanding (existing bonds in the eligible universe require $150 million face value outstanding to remain eligible). The eligible universe excludes bonds with an average credit rating (computed by calculating the simple average of a bond’s rating published by S&P, Fitch and Moody’s and then rounding down to the nearest rating step) of below CCC- from S&P, Fitch and Moody’s. The eligible universe may include securities issued in accordance with Rule 144A under the Securities Act.

Please Retain This Supplement For Future Reference.

P-SIFT HYCB Bullets 2018-2025

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED DECEMBER 11, 2018 TO THE PROSPECTUS

DATED JULY 31, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2026 High Yield Corporate Bond ETF

Effective immediately, the third paragraph in the section titled “Principal Investment Strategies” on page 1 of the Summary Prospectus and page 9 of the Prospectus is replaced with the following:

In selecting components for inclusion in the Underlying Index, the Index Provider begins with an investment universe of U.S. dollar-denominated bonds issued by companies domiciled in the U.S., Canada, Western Europe (as defined by the Index Provider) and Japan. To be eligible for inclusion in the Underlying Index, bonds must (i) pay a fixed amount of taxable interest; (ii) have a maximum rating of BB+ from S&P Global Ratings, a division of S&P Global Inc. (“S&P”) or Fitch Ratings Inc. (“Fitch”), or a maximum rating of Ba1 from Moody’s Investors Service, Inc. (“Moody’s”); and (iii) have at least $200 million in face value outstanding (existing bonds in the eligible universe require $150 million face value outstanding to remain eligible). The eligible universe excludes bonds with an average credit rating of below CCC- from S&P, Fitch and Moody’s.

Effective immediately, the third paragraph in the section titled “Additional Information About the Funds’ Strategies and Risks—Principal Investment Strategies—Nasdaq BulletShares® USD High Yield Corporate Bond 2026 Index (Invesco BulletShares 2026 High Yield Corporate Bond ETF)” on page 14 is replaced with the following:

To be eligible for inclusion in the Underlying Index, bonds must (i) pay a fixed amount of taxable interest; (ii) have a maximum credit rating of BB+ from S&P or Fitch, or a maximum rating of Ba1 from Moody’s; and (iii) have at least $200 million in face value outstanding (existing bonds in the eligible universe require $150 million face value outstanding to remain eligible). The eligible universe excludes bonds with an average credit rating (computed by calculating the simple average of a bond’s rating published by S&P, Fitch and Moody’s and then rounding down to the nearest rating step) of below CCC- from S&P, Fitch and Moody’s.

Please Retain This Supplement For Future Reference.

P-SIFT HYCB Bullets 2026